UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21186

Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 373-4260

Date of fiscal year end:	October 31, 2008

Date of reporting period:	October 31, 2008

Item 1.	Reports to Stockholders.

Williams Capital
Government Money Market Fund

Formerly known as Williams Capital Liquid Assets Fund

A series of the Williams Capital Management Trust

October 31, 2008

Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

Table of Contents

President’s Letter	1
Sector/Industry Allocation	3
Disclosure of Fund Expenses	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Quarterly Portfolio Schedule	19
Report of Independent Registered Public Accounting Firm	20
Trustees and Officers	21

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Williams Capital Management, LLC, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the Fund involves investment risk, including possible loss of principal.

Williams Capital Government Money
Market Fund
President’s Letter

Dear Fellow Shareholder,

The Williams Capital Government Money Market Fund’s Annual Report for the Fund’s fiscal year, November 1, 2007, through October 31, 2008, is contained in the following pages.

The months proceeding September 2008 were consumed with tight market conditions resulting in a liquidity squeeze, which led to the Williams Capital Management Trust Board of Directors voting to convert the Fund to 100% Government securities in February 2008. We wrote in our letters about our focus on maintaining the Fund’s primary goals of capital preservation and liquidity in the wake of the re-pricing of risk across the capital markets and the lack of liquidity.

The fiscal year market events are eclipsed by the unprecedented turmoil in the world’s financial markets that occurred in September 2008. This included the placement of Fannie Mae and Freddie Mac into conservatorship, a bailout of AIG, the collapse of Lehman Brothers and the first event of a 2a-7 money market fund ‘breaking the buck’. Further, there was a day when the 90-day U.S. Treasury Bill, caught in the heat of a massive flight-to-quality, had a negative yield, the first of several times during last two months of the Fund’s fiscal year end 2008.

In response to the ensuing frozen credit markets, the Treasury unveiled and eventually passed the Troubled Assets Relief Program (“TARP”) in which banks could sell their distressed assets to the government, allowing them to free up their capital. The U.K. markets also experienced scarcity of liquidity in the wake of government’s take-over of two financial institutions, and capital concerns about other institutions further tightened market conditions. These events occurred while oil prices plunged nearly 40% since the peak in July 2008. On October 7, in an unprecedented move, the Fed announced that it would start buying 90-day commercial paper to alleviate counterparty risk in the commercial paper market. Further, in another unprecedented move, the Fed, European Central Bank, Bank of England and other central banks coordinated to lower rates in a concerted effort to fight the credit crisis. The Fed lowered rates by 50 basis points on October 8 and followed with an additional rate cut at the October 29 FOMC meeting.

Williams Capital Management continues to manage the Fund solely focused on safety and liquidity. The Fund portfolio is composed of high quality credits, and we keep the portfolio’s weighted average maturity short, sacrificing a little yield in the short term.

Government policy measures have gradually unfrozen the capital markets, though extensive bank lending has not ensued in spite of TARP. The drop in Libor has emerged as another positive sign. At the beginning of October, three-month Libor was 4.15%, but by month-end (Fund fiscal year end) LIBOR fell to 3.03%.

The economy generally responds to changing financial conditions with long and variable lags. We are experiencing a change in the world financial system as we have known it.

It took us a while to get here. The credit crisis escalated with the SIV (structure investment vehicle) crisis in 2007 which was preceded by a growing housing crisis. This laid the groundwork for the unprecedented market turmoil, which rocked the world financial markets in September 2008. We believe that the groundwork is being laid for a stronger financial system that ultimately will emerge. While there are initial positive signs, it will take time for full economic and market recoveries to occur. We do not know how long it will take. We do know that in uncertain and volatile times, cash is a premium and return of capital is paramount. We avoided the direct hits from the credit crisis that plagued some other money market funds. We will continue to operate in a manner consistent with returning your capital.

At the close of this fiscal year, we are reminded of how fortunate we are to work with you and look forward to continuing to provide you with high quality service. Thank you for your investment in the Williams Capital Government Money Market Fund. Please call us with any questions on our toll-free number, 866-WCM-FUND.
Sincerely,

Dail St. Claire
President

Williams Capital Government Money Market Fund
Sector/industry Allocation
October 31, 2008

The following table represents the sector/industry allocation of the Fund as of October 31, 2008. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets

Repurchase Agreements	38.6%
Federal Home Loan Bank	22.3%
Federal National Mortgage Association	15.9%
Federal Home Loan Mortgage Corp.	10.8%
Federal Farm Credit Bank	6.7%
Other Short-Term Investments	5.6%

Total	99.9%

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses
October 31, 2008

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 through October 31, 2008.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses
October 31, 2008 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	5/1/08	10/31/08	5/1/08 - 10/31/08	5/1/08 - 10/31/08

Actual	$1,000.00	$1,010.20	$1.01	0.20%
Hypothetical	$1,000.00	$1,024.13	$1.02	0.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Government Money Market Fund
Portfolio of Investments
October 31, 2008

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (55.7%):
	Federal Farm Credit Bank (6.7%):
$10,000,000	1.02%, 11/14/08†	Aaa/AAA	$9,998,888
5,000,000	1.07%, 1/14/09†	Aaa/AAA	4,998,666
10,000,000	3.75%, 1/15/09	Aaa/AAA	10,028,467
3,000,000	3.378%, 1/23/09†	Aaa/AAA	2,999,890
2,000,000	3.125%, 3/24/09†	Aaa/AAA	1,999,616
5,000,000	0.75%, 8/13/09†	Aaa/AAA	5,000,000
10,000,000	1.52%, 8/27/09†	Aaa/AAA	10,000,000

			45,025,527

	Federal Home Loan Bank (18.4%):
500,000	4.375%, 11/12/08	Aaa/AAA	500,252
10,200,000	3.625%, 11/14/08	Aaa/AAA	10,203,937
6,855,000	4.625%, 11/21/08	Aaa/AAA	6,863,102
15,000,000	0.325%, 11/26/08†	Aaa/AAA	15,000,000
3,700,000	2.659%, 12/15/08†	Aaa/AAA	3,699,954
7,000,000	2.988%, 12/24/08†	Aaa/AAA	7,000,035
10,000,000	4.038%, 1/05/09†	Aaa/AAA	9,999,562
15,000,000	4.089%, 1/08/09†	Aaa/AAA	14,998,274
27,200,000	3.664%, 1/23/09†	Aaa/AAA	27,206,428
10,000,000	1.42%, 1/30/09†	Aaa/AAA	10,000,000
1,000,000	1.12%, 2/13/09†	Aaa/AAA	999,480
10,000,000	5.00%, 2/20/09	Aaa/AAA	10,066,133
7,000,000	4.349%, 7/10/09†	Aaa/AAA	7,000,000

			123,537,157

	Federal Home Loan Bank, Discount Notes (3.9%):
1,130,000	2.51%, 11/12/08††	Aaa/AAA	1,129,137
10,000,000	0.90%, 11/14/08††	Aaa/AAA	9,996,750
6,000,000	2.24%, 12/10/08††	Aaa/AAA	5,985,505
1,500,000	1.56%, 1/09/09††	Aaa/AAA	1,495,544
2,900,000	2.26%, 1/20/09††	Aaa/AAA	2,885,500
5,000,000	2.52%, 1/30/09††	Aaa/AAA	4,968,750

			26,461,186

	Federal Home Loan Mortgage Corp. (2.4%):
760,000	5.00%, 1/16/09	Aaa/AAA	763,568
5,000,000	2.75%, 6/05/09	Aaa/AAA	5,000,000
5,000,000	2.70%, 6/23/09	Aaa/AAA	5,000,000
5,000,000	2.80%, 6/29/09	Aaa/AAA	5,000,000

			15,763,568

	Federal Home Loan Mortgage Corp., Discount Notes (8.4%):
5,000,000	2.45%, 11/04/08††	Aaa/AAA	4,998,987
8,000,000	2.20%, 11/17/08††	Aaa/AAA	7,992,267
7,000,000	2.58%, 12/02/08††	Aaa/AAA	6,984,569

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Portfolio of Investments
October 31, 2008 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$7,000,000	0.50%, 12/17/08††	Aaa/AAA	$6,995,528
10,000,000	1.91%, 1/05/09††	Aaa/AAA	9,965,694
6,297,000	2.36%, 1/20/09††	Aaa/AAA	6,264,116
3,684,000	2.69%, 1/26/09††	Aaa/AAA	3,660,678
5,000,000	2.82%, 2/17/09††	Aaa/AAA	4,958,300
5,000,000	2.74%, 2/25/09††	Aaa/AAA	4,956,500

			56,776,639

	Federal National Mortgage Association (1.5%):
300,000	3.875%, 11/17/08	Aaa/AAA	300,204
9,700,000	3.375%, 12/15/08	Aaa/AAA	9,710,829

			10,011,033

	Federal National Mortgage Association, Discount Notes (14.4%):
1,553,000	2.49%, 11/04/08††	Aaa/AAA	1,552,680
7,000,000	2.34%, 11/05/08††	Aaa/AAA	6,998,079
7,130,000	2.18%, 11/12/08††	Aaa/AAA	7,125,294
7,000,000	2.42%, 11/12/08††	Aaa/AAA	6,994,867
4,000,000	0.90%, 11/14/08††	Aaa/AAA	3,998,700
2,000,000	2.52%, 11/18/08††	Aaa/AAA	1,997,639
10,000,000	2.63%, 12/05/08††	Aaa/AAA	9,975,350
10,000,000	2.65%, 12/15/08††	Aaa/AAA	9,967,856
10,000,000	2.53%, 1/07/09††	Aaa/AAA	9,953,212
10,000,000	2.21%, 1/15/09††	Aaa/AAA	9,954,167
760,000	1.30%, 1/20/09††	Aaa/AAA	757,804
5,000,000	2.21%, 1/21/09††	Aaa/AAA	4,975,250
5,000,000	2.21%, 1/21/09††	Aaa/AAA	4,975,250
2,880,000	2.25%, 1/21/09††	Aaa/AAA	2,865,485
4,000,000	2.36%, 1/21/09††	Aaa/AAA	3,978,850
10,000,000	2.73%, 1/28/09††	Aaa/AAA	9,934,244
1,204,000	2.85%, 2/04/09††	Aaa/AAA	1,195,088

			97,199,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $374,774,925)			374,774,925

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Portfolio of Investments
October 31, 2008 (Continued)

Principal
Amount			Value

REPURCHASE AGREEMENTS (38.6%):
$122,000,000	Barclays Capital Tri-Party Repurchase Agreement, 0.15%, dated 10/31/08, due 11/03/08 in the amount of $122,001,525, collateralized by U.S. Government Agency securities (Federal Home Loan Bank, 2.375%, 4/21/09; Federal Home Loan Mortgage Corp., 4.75%, 1/18/11) with a value including accrued interest of $124,440,625		$122,000,000
137,614,000	Bank of America Tri-Party Repurchase Agreement, 0.15%, dated 10/31/08, due 11/03/08 in the amount of $137,615,720, collateralized by U.S. Government Agency securities (Federal National Mortgage Association, 0%, 3/31/09; Federal National Mortgage Association, 0%, 4/08/09) with a value including accrued interest of $140,367,050		137,614,000

TOTAL REPURCHASE AGREEMENTS (Cost $259,614,000)			259,614,000

OTHER SHORT-TERM INVESTMENTS (5.6%):
873	Bank of New York Cash Sweep		873
38,000,000	Goldman Sachs Financial Square Government Fund — Inst Class		38,000,000

TOTAL OTHER SHORT-TERM INVESTMENTS (Cost $38,000,873)			38,000,873

TOTAL INVESTMENTS (Cost $672,389,798)(a)		99.9%	672,389,798
Other assets in excess of liabilities		0.1%	736,056

NET ASSETS		100.0%	$673,125,854

Percentages indicated are based on net assets of $673,125,854.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Variable rate security. The rate presented is the rate in effect at October 31, 2008.
††	The rate presented is the effective yield at purchase.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Statement of Assets and Liabilities
October 31, 2008

ASSETS:
Investments, at amortized cost	$412,775,798
Repurchase agreements, at amortized cost	259,614,000
Interest and dividends receivable	1,253,857
Prepaid expenses and other assets	47,474

Total Assets	673,691,129

LIABILITIES:
Dividends payable	379,110
Accrued expenses and other payables:
Investment advisory fees	63,634
Custody fees	9,443
Fund accounting and administration fees	8,606
Transfer agency fees	2,632
Trustees’ fees and expenses	9,000
Other fees	92,850

Total Liabilities	565,275

NET ASSETS	$673,125,854

NET ASSETS consist of:
Paid-in Capital	$674,487,078
Accumulated net investment income	32,374
Accumulated net realized losses on investment transactions	(1,393,598)

Net Assets:	$673,125,854

Net asset value, offering price and redemption price per share
($673,125,854/674,487,079 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Statement of Operations
For the Year Ended October 31, 2008

INVESTMENT INCOME:
Interest	$20,983,778
Dividends	2,181,414

Total Investment Income	23,165,192

EXPENSES:
Investment advisory fees	872,531
Custody fees	118,750
Fund accounting and administration fees	117,538
Professional fees	106,587
Insurance	51,372
Trustees’ fees and expenses	36,000
Transfer agency fees	35,818
Registration fees	2,573
Other fees	81,677

Total Expenses	1,422,846

NET INVESTMENT INCOME	21,742,346

NET REALIZED LOSS ON INVESTMENTS:
Realized loss on investments	(1,345,993)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,396,353

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	October 31,	October 31,
	2008	2007

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$21,742,346	$42,698,188
Net realized gain (loss) on investments	(1,345,993)	152

Net increase in net assets resulting from operations	20,396,353	42,698,340

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(21,737,104)	(42,685,251)

Change in net assets from dividends to shareholders	(21,737,104)	(42,685,251)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	865,161,870	993,218,499
Net proceeds from dividends reinvested	10,218,602	17,401,587
Cost of shares reacquired	(997,079,990)	(1,096,039,406)

Net decrease in net assets from Fund share transactions	(121,699,518)	(85,419,320)

Net decrease in net assets	(123,040,269)	(85,406,231)

NET ASSETS:
Beginning of year	796,166,123	881,572,354

End of year	$673,125,854	$796,166,123

Accumulated net investment income	$32,374	$27,132

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31,		October 31,		October 31,		October 31,		October 31,
	2008		2007		2006		2005		2004

Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.029		0.052		0.047		0.027		0.011
Net realized gain on investments	0.000	(a)	0.000	(a)	—		0.000	(a)	0.000	(a)

Total from Investment Activities	0.029		0.052		0.047		0.027		0.011

DISTRIBUTIONS:
From net investment income	(0.029)		(0.052)		(0.047)		(0.027)		(0.011)
From net realized gains on investments	—		—		—		—		(0.000)	(a)

Total dividends	(0.029)		(0.052)		(0.047)		(0.027)		(0.011)

Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	2.97%		5.32%		4.76%		2.73%		1.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$673,126		$796,166		$881,572		$531,532		$411,535
Ratio of expenses to average net assets	0.20%		0.19%		0.20%		0.20%		0.20%
Ratio of net investment income to average net assets	2.99%		5.20%		4.71%		2.75%		1.14%
Ratio of expenses to average net assets	0.20%		0.19%	*	0.22%	*	0.24%	*	0.31%	*

*	During the year, certain expenses were contractually waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2008

1. Organization
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (formerly known as the Williams Capital Liquid Assets Fund) (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

On March 10, 2008, the Board of Trustees voted to convert the Fund from a Aaa/AAAm-rated prime money market fund to an Aaa/AAAm-rated U.S. government money market fund, effective on or about June 1, 2008. The principal investment objective of the Fund remained the same. The Fund’s investments were limited to U.S. Treasury obligations, repurchase agreements collateralized by U.S. Treasury obligations and senior debt obligations of U.S. government agencies that carry ratings of Aaa/AAA. As this conversion represented a shift in the Fund’s investment strategy only, the structure of the Fund and all operating procedures were unchanged.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Security Valuation:
Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2008 (Continued)

the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Security Transactions and Investment Income:
Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:
Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:
The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On April 30, 2008, the Fund implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”. Management has analyzed the Fund’s tax positions taken on federal

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2008 (Continued)

income tax returns for all open tax years 2005 through 2008 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

Indemnification:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncements:
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, on the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined. On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2008 (Continued)

credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/ performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

3.	Investment Adviser and Other Related Party Transactions
The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the year ended October 31, 2008, the Fund level operating expenses did not exceed this limit.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

The Bank of New York Mellon (formerly known as The Bank of New York) serves as the administrator, custodian and fund accounting agent for the Fund. UMB Fund Services, Inc. serves as the transfer agent for the Fund.

ALPS Distributors, Inc., serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

On October 3, 2008, the Board of Trustees approved the participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008. On December 1,

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2008 (Continued)

2008, the Board of Trustees approved the Fund’s participation in the Program through April 30, 2009. The Fund is responsible for payment of fees required to participate in the Program. The participation fee for the initial three-month term of the Program is 0.01% of the net asset value of the Fund as of September 19, 2008. As a requirement of participation in the Program, the Fund has agreed to liquidate if its net asset value declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured. The Program’s guarantee only applies to the lesser of the number of shares owned as of the close of business on September 19, 2008 and the number of shares owned when a Guarantee Event occurs.

4.	Principal Shareholders
As of October 31, 2008, there were two shareholders who owned greater than 10% of the Fund’s outstanding shares, representing 23.72% of the Fund.

5.	Ratings Services
Moody’s Investor Services’ money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

Standard & Poor’s (“S&P”) money market fund is a safety rating, expressing S&P’s opinion of the ability of a fund to maintain principal value and to limit exposure to loss. S&P’s AAAm rating is the highest assigned to money market mutual funds. The rating is based on S&P’s analysis of a fund’s credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The “m” denotes a money market fund and distinguishes the money market fund rating from S&P’s traditional debt rating.

6.	Income Tax Information
On October 31, 2008, aggregate cost for federal income tax purposes was $672,389,798.

The tax character of distributions paid to shareholders during the years ended October 31, 2008 and October 31, 2007 was as follows:

		Long-term
	Ordinary Income	Capital Gains	Total

October 31, 2008	$21,737,104	—	$21,737,104
October 31, 2007	42,685,251	—	42,685,251

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2008 (Continued)

As of October 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed Ordinary Income	$411,484
Capital Loss Carry Forwards	(1,393,598)

$(982,114)

Capital loss carry forwards expire as follows:

10/31/2013	$18,507
10/31/2014	29,098
10/31/2016	1,345,993

$1,393,598

The difference between book basis and tax basis distributable earnings are attributable to timing differences of distribution payments.

Williams Capital Government Money Market Fund
Quarterly Portfolio Schedule
(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Williams Capital Management Trust and
Shareholders of
Williams Capital Government Money Market Fund

We have audited the accompanying statement of assets and liabilities of Williams Capital Government Money Market Fund (formerly Williams Capital Liquid Assets Fund), a series of Williams Capital Management Trust, including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2004 have been audited by other auditors, whose report dated December 15, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Williams Capital Government Money Market Fund as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 23, 2008

Williams Capital Government Money Market Fund
Trustees and Officers
October 31, 2008

		Term of		Number
		Office		of Funds
		and		in Fund
	Position(s)	Length of	Principal Occupation	Complex
Name, Address,	Held with	Time	During Past	Overseen	Other Directorships
and Age	Fund	Served	Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES:

Brian J. Heidtke 585 Sparrowbush Road Wyckoff, New Jersey 07481 DOB: 8/27/40	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

Desmond G. FitzGerald 25 Carrington Drive Greenwich, CT 06831 DOB: 1/30/44	Trustee	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present); President, Hope for Poor Children Foundation (philanthropy) (2005 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Advisory Director, Bank of New York; Managing Member, Holyoke Partners LLC; Director, Ren Technologies, Inc.; and Director, Holland Series Fund, Inc.

John E. Hull Andrew W. Mellon Foundation 140 East 52nd Street New York, NY 10021 DOB: 9/16/47	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEES:

Christopher J. Williams Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 12/24/57	Trustee, Chairman of the Board of Trustees, and Chairman and Treasurer of the Fund	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

Dail St. Claire Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 9/23/60	Trustee, President and Secretary of the Fund	Term: Indefinite Elected: December 2002	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

OFFICERS

Shayna J. Malnak Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 9/29/62	Chief Compliance Officer	Term: Indefinite Elected: March 2004	Employee of Williams Capital Management, LLC (2002 to present)	1	None

Lisa R. Grosswirth The Bank of New York 101 Barclay Street 13th Floor East New York, New York 10286 DOB: 9/18/63	Assistant Secretary	Term: Indefinite Elected: March 2007	Assistant Vice President of The Bank of New York (2004 to present); Supervisory Paralegal of The Dreyfus Corporation (1998 to 2004); and Senior Paralegal of SunAmerica Asset Management (1997 to 1998).	1	None

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

(This Page Intentionally Left Blank)

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St., Suite 2400
Philadelphia, PA 19103

12/08

Item 2.	Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert Brian J. Heidtke, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$26,000	$24,800
Audit-Related Fees	$0	$0
Tax Fees*	$2,800	$2,700
All Other Fees	$0	$0

*	For review of Trust’s federal and state income tax returns.
The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:
Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:
1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;
or
2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.
De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.
Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.
— Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
     (2) Zero percent of services described in each of paragraphs (b) through (d) of this Item that were not pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)
     Not applicable
     (g)
     2007 = $ 0
     2008 = $ 0
     (h)
     Not applicable

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Schedule of Investments.
Not applicable. Refer to item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11.	Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President

Date	January 7, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

Date	January 7, 2009

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President

Date	January 7, 2009